TAXES - Taxes Payable (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
TAXES
Total taxes payable	$ 319,475	$ 341,217
PRC
TAXES
Total taxes payable	92,062	93,393
HONG KONG
TAXES
Total taxes payable	199,894	200,193
SINGAPORE
TAXES
Total taxes payable	8,422	$ 47,631
Japan
TAXES
Total taxes payable	$ 19,097